Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands		Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Comm. Social Resp.	Total Payments
Total	[1]	$ 783,476	$ 21,968	$ 4,738	$ 115,222	$ 35,000	$ 156	$ 960,560
UNITED STATES | Office of Natural Resources Revenue, Texas [Member]
Total	[1]		4,795					4,795
UNITED STATES | Office of Natural Resources Revenue, New Mexico [Member]
Total	[1]		$ 17,173					17,173
UNITED KINGDOM | Aberdeen City Council Business Rate [Member]
Total	[1]	1,185						1,185
UNITED KINGDOM | HM Revenue & Customs (HMRC) [Member]
Total	[1]	271,975						271,975
UNITED KINGDOM | Department For Business, Energy, & Industrial Strategy [Member]
Total	[1]			367				367
EGYPT | Egyptian General Petroleum Corporation [Member]
Total	[1]			$ 4,371	$ 115,222	$ 35,000		154,593
EGYPT | Egyptian Tax Authority [Member]
Total	[1]	$ 510,316						510,316
SURINAME | Staatsolie Maatschappij Suriname N.V. [Member]
Total	[1]						$ 156	$ 156

[1]
All payments are reported in U.S. dollars. Payments made in the United Kingdom were made in British pound sterling. These payments have been converted to U.S. dollars using the exchange rate existing at the time the payment was made.